17. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 12,190.6	R$ 11,746.2
Additions	(179.6)	(8.2)
Business combinations		770.7
Disposals	(219.3)	113.1
Restatement by Hyperinflation (1)	346.5
Transfers	(1,319.9)	(195.7)
Exchange rate variation	(121.6)	(9.5)
Ending balance	10,697.0	12,190.6
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	18,532.9	17,359.4
Additions	684.1	850.9
Business combinations		805.9
Disposals	(401.0)	(258.6)
Restatement by Hyperinflation (1)	612.5
Reversals
Transfers	(2,315.5)	(201.2)
Exchange rate variation	(112.6)	(23.6)
Ending balance	17,000.7	18,532.9
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	706.2	575.9
Additions	0.1	6.2
Business combinations		123.5
Disposals	(25.7)	(2.0)
Restatement by Hyperinflation (1)	32.7
Reversals
Transfers	(159.3)	6.1
Exchange rate variation	(17.2)	(3.5)
Ending balance	536.9	706.2
Cost [Member] | Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	6,102.8	5,648.6
Additions	4.8	60.2
Business combinations		258.8
Disposals	(113.4)	(36.7)
Restatement by Hyperinflation (1)	205.3
Reversals
Transfers	1,251.1	183.6
Exchange rate variation	(4.3)	(11.8)
Ending balance	7,446.3	6,102.8
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,881.2	7,994.1
Additions	64.3	57.9
Business combinations		389.1
Disposals	(234.5)	(175.4)
Restatement by Hyperinflation (1)	346.4
Reversals
Transfers	(707.2)	569.8
Exchange rate variation	(77.8)	45.7
Ending balance	8,272.5	8,881.2
Cost [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,175.0	2,047.9
Additions	0.7	14.8
Business combinations
Disposals	(21.1)	(25.8)
Restatement by Hyperinflation (1)	0.3
Reversals
Transfers	(2,019.5)	137.3
Exchange rate variation	8.9	0.8
Ending balance	144.3	2,175.0
Cost [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	171.5	163.5
Additions	25.3	2.1
Business combinations		16.1
Disposals	(5.6)	(4.2)
Restatement by Hyperinflation (1)	9.5
Reversals
Transfers	(42.3)	5.8
Exchange rate variation	1.6	(11.8)
Ending balance	160.0	171.5
Cost [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28.6	27.3
Additions	3.1	0.3
Business combinations		4.8
Disposals	(0.7)	(8.9)
Restatement by Hyperinflation (1)	2.8
Reversals
Transfers	(16.5)	4.8
Exchange rate variation	0.2	0.3
Ending balance	17.5	28.6
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	453.9	886.0
Additions	585.4	693.6
Business combinations		13.6
Disposals	0.0	(5.6)
Restatement by Hyperinflation (1)	15.5
Reversals
Transfers	(619.9)	(1,091.0)
Exchange rate variation	(25.2)	(42.7)
Ending balance	409.7	453.9
Cost [Member] | Advances to suppliers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13.7	16.1
Additions	0.4	15.8
Business combinations
Disposals	0.0
Restatement by Hyperinflation (1)	0.0
Reversals
Transfers	(1.9)	(17.6)
Exchange rate variation	1.2	(0.6)
Ending balance	13.5	13.7
Amortization/Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,342.3)	(5,613.2)
Additions	(863.7)	(859.1)
Business combinations		(35.2)
Disposals	181.7	145.5
Restatement by Hyperinflation (1)	(266.0)
Transfers	995.6	5.5
Exchange rate variation	(9.0)	14.1
Ending balance	(6,303.7)	R$ (6,342.3)
Amortization/Depreciation [Member] | Buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		3.02%
Beginning balance	(1,872.4)	R$ (1,694.4)
Additions	(188.1)	(184.0)
Business combinations		(11.4)
Disposals	28.9	17.0
Restatement by Hyperinflation (1)	(63.5)
Transfers	(471.3)	3.7
Exchange rate variation	(12.5)	(3.4)
Ending balance	(2,578.8)	R$ (1,872.4)
Amortization/Depreciation [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		5.93%
Beginning balance	(3,656.5)	R$ (3,193.9)
Additions	(562.7)	(567.2)
Business combinations		(21.0)
Disposals	136.1	107.4
Restatement by Hyperinflation (1)	(192.7)
Transfers	655.6	3.5
Exchange rate variation	(0.2)	14.7
Ending balance	(3,620.4)	R$ (3,656.5)
Amortization/Depreciation [Member] | Facilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		3.78%
Beginning balance	(724.5)	R$ (646.3)
Additions	(93.8)	(91.3)
Business combinations
Disposals	13.0	10.8
Restatement by Hyperinflation (1)	(0.2)
Transfers	778.7	0.5
Exchange rate variation	3.5	1.8
Ending balance	(23.3)	R$ (724.5)
Amortization/Depreciation [Member] | Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		8.05%
Beginning balance	(77.7)	R$ (66.5)
Additions	(17.0)	(13.4)
Business combinations
Disposals	3.2	3.1
Restatement by Hyperinflation (1)	(7.0)
Transfers	28.3	(0.9)
Exchange rate variation	(0.7)
Ending balance	(71.0)	R$ (77.7)
Amortization/Depreciation [Member] | Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average depreciation rate (p.a.)		19.99%
Beginning balance	(11.2)	R$ (12.1)
Additions	(2.1)	(3.2)
Business combinations		(2.8)
Disposals	0.5	7.2
Restatement by Hyperinflation (1)	(2.6)
Transfers	4.3	(1.3)
Exchange rate variation	0.9	1.0
Ending balance	R$ (10.2)	R$ (11.2)